united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

17645 Wright Street Suite 200, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-493-3313

Date of fiscal year end: 4/30

Date of reporting period: 1/31/19

Item 1. Schedule of Investments.

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Global Aggressive Equity Fund (Unaudited)
January 31, 2019
	Shares	Fair Value
Equity Funds - 99.80%
Alternative - 1.17%
JPMorgan Diversified Alternatives ETF +*	71,000	$1,752,990

Commodity Funds - 1.05%
Invesco DB Agriculture Fund	93,000	1,573,560

Developed International - 27.07%
Davis Select International ETF ^	307,000	5,211,325
First Trust Dorsey Wright International Focus 5 ETF +	363,000	7,093,020
iShares Currency Hedged MSCI Japan ETF +	170,000	5,084,700
iShares Edge MSCI International Value Factor ETF	383,000	9,050,290
iShares MSCI Australia ETF +	164,500	3,387,055
iShares MSCI Hong Kong ETF +	39,000	964,470
iShares MSCI Turkey ETF	56,000	1,618,400
iShares MSCI United Kingdom ETF +	99,000	3,117,510
WisdomTree Europe SmallCap Dividend Fund	88,000	5,082,880
		40,609,650
Emerging Markets - 14.32%
Hartford Multifactor Emerging Markets ETF	142,000	3,440,191
Invesco FTSE RAFI Emerging Markets ETF	231,000	5,056,590
iShares MSCI All Country Asia ex Japan ETF +	106,000	7,311,880
iShares MSCI India ETF	63,304	2,076,371
SPDR S&P Emerging Asia Pacific ETF	38,000	3,599,740
		21,484,772
Global - 3.59%
Cambria Global Value ETF	232,100	5,377,757

Large Cap Core - 18.88%
First Trust NASDAQ Technology Dividend Index Fund	142,000	5,053,780
Invesco S&P 500 Equal Weight Consumer Staples ETF	20,000	2,460,600
VanEck Vectors Morningstar Wide Moat ETF +	271,000	12,200,420
VanEck Vectors Pharmaceutical ETF	147,000	8,611,260
		28,326,060
Large Cap Growth - 12.13%
Fidelity Momentum Factor ETF	158,000	5,095,500
iShares PHLX Semiconductor ETF +	30,000	5,180,700
VanEck Vectors Gold Miners ETF +	28,000	635,320
VanEck Vectors Retail ETF +^	72,000	7,285,680
		18,197,200
Large Cap Value - 7.82%
Fidelity Value Factor ETF +	148,000	4,801,120
iShares U.S. Financial Services ETF	56,000	6,926,640
		11,727,760
Real Estate - 0.53%
IQ US Real Estate Small Cap ETF	32,000	792,320

Small/Mid Cap Growth - 4.20%
iShares Nasdaq Biotechnology ETF +	57,500	6,307,175

Small/Mid Cap Value - 9.04%
First Trust Energy AlphaDEX Fund +	391,000	5,161,200
Invesco Solar ETF	44,585	1,038,385
iShares U.S. Insurance ETF ^	85,000	5,294,208
US Global Jets ETF +	67,000	2,059,580
		13,553,373

Total Equity Funds (cost $129,986,351)		149,702,617

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Global Aggressive Equity Fund (Unaudited) (Continued)
January 31, 2019
	Shares	Fair Value
Money Market Fund - 0.13%
Short-Term Cash - 0.13%
Federated Government Obligations Fund Institutional Class, 2.26% **	202,131	$202,131
Total Money Market Fund (cost $202,131)		202,131

Collateral for Securities Loaned - 16.95%
Dreyfus Government Cash Management Institutional Class, 2.24% **	2,774,499	2,774,499
Milestone Treasury Obligations Fund Institutional Class, 2.23% ** !	22,647,400	22,647,400
Total Collateral for Securities Loaned (cost $25,421,899)		25,421,899

Total Investments (cost $155,610,381) - 116.88%		$175,326,647
Liabilities Less Other Assets - Net - (16.88)%		(25,326,318)
NET ASSETS - 100.00%		$150,000,329

+ All or a portion of this security is on loan. Total loaned securities had a value of $24,872,122 at January 31, 2019. The loaned securities were secured with cash collateral of $25,421,899.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2019.
^ Affiliated issuer due to ownership.
! Affiliated issuer due to 5% ownership and related management.

DB - Deutsche Bank
ETF - Exchange Traded Fund
FTSE - Financial Times and Stock Exchange
MSCI - Morgan Stanley Capital International
PHLX - Philadelphia Stock Exchange
RAFI - Research Affiliates Fundamental Indexation
SPDR - Standard & Poor's Depositary Receipts

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Global Diversified Equity Fund (Unaudited)
January 31, 2019
	Shares	Fair Value
Equity Funds - 99.84%
Commodity Funds - 7.52%
Invesco DB Commodity Index Tracking Fund +	1,149,000	$17,832,480
Teucrium Corn Fund +*	55,000	890,450
Teucrium Wheat Fund *	150,000	907,575
WisdomTree Continuous Commodity Index Fund *^	550,000	9,966,000
		29,596,505
Developed International - 19.65%
Franklin FTSE Canada ETF +^	26,000	616,980
Franklin FTSE United Kingdom ETF ^	70,000	1,623,300
iShares MSCI Canada ETF	250,000	6,762,500
iShares MSCI EAFE Value ETF	73,000	3,515,680
iShares MSCI Spain ETF +	75,000	2,149,500
iShares MSCI Turkey ETF	35,000	1,011,500
JPMorgan Diversified Return International Equity ETF +	585,000	31,976,100
USAA MSCI International Value Momentum Blend Index ETF +	115,000	5,168,019
Vanguard FTSE Europe ETF +	234,000	12,137,580
Vanguard FTSE Pacific ETF	190,000	12,369,000
		77,330,159
Emerging Markets - 28.29%
Goldman Sachs ActiveBeta Emerging Markets Equity ETF	574,000	19,028,100
iShares MSCI Russia ETF	165,500	5,833,875
Schwab Fundamental Emerging Markets Large Company Index ETF	809,700	23,173,614
SPDR S&P Emerging Asia Pacific ETF +	192,000	18,188,160
SPDR S&P Emerging Markets Dividend ETF +^	1,375,000	45,100,000
		111,323,749
Global - 5.47%
Cambria Global Value ETF +	86,864	2,012,639
iShares Global Healthcare ETF +	328,000	19,516,000
		21,528,639
Large Cap Core - 17.44%
Davis Select Financial ETF ^	1,000,000	22,050,000
ERShares Entrepreneur 30 ETF +	204,072	3,279,172
iShares Edge MSCI USA Momentum Factor ETF +	132,000	14,084,400
John Hancock Multi-Factor Health Care ETF +^	300,000	10,169,340
SPDR SSGA Gender Diversity Index ETF +	145,000	9,980,350
Vanguard Dividend Appreciation ETF	87,000	9,060,180
		68,623,442
Large Cap Growth - 13.30%
ClearBridge All Cap Growth ETF +	50,000	1,470,000
Fidelity MSCI Information Technology Index ETF	56,000	2,982,000
iShares Edge MSCI USA Quality Factor ETF	433,557	36,024,251
SPDR MFS Systematic Growth Equity ETF ^	150,000	11,852,955
		52,329,206
Large Cap Value - 5.50%
iShares Edge MSCI USA Value Factor ETF +	100,000	7,971,000
John Hancock Multifactor Consumer Staples ETF ^	220,000	5,678,200
Oppenheimer Russell 1000 Yield Factor ETF ^	35,000	884,961
SPDR S&P Global Natural Resources ETF +	157,500	7,111,125
		21,645,286
Real Estate - 2.67%
FlexShares Global Quality Real Estate Index Fund	120,000	7,402,800
Hartford Multifactor REIT ETF ^	200,000	3,103,100
		10,505,900

Total Equity Funds (cost $339,663,917)		392,882,886

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Global Diversified Equity Fund (Unaudited) (Continued)
January 31, 2019
	Shares	Fair Value
Money Market Fund - 0.02%
Short-Term Cash - 0.02%
Federated Government Obligations Fund Institutional Class, 2.26% **	61,865	$61,865
Total Money Market Fund (cost $61,865)		61,865

Collateral for Securities Loaned - 8.39%
Dreyfus Government Cash Management Institutional Class, 2.24% **	3,554,787	3,554,787
Milestone Treasury Obligations Fund Institutional Class, 2.23% ** !	29,469,900	29,469,900
Total Collateral for Securities Loaned (cost $33,024,687)		33,024,687

Total Investments (cost $372,750,469) - 108.25%		$425,969,438
Liabilities Less Other Assets - Net - (8.25)%		(32,449,005)
NET ASSETS - 100.00%		$393,520,433

+ All or a portion of this security is on loan. Total loaned securities had a value of $36,788,368 at January 31, 2019. The loaned securities were secured with cash collateral of $33,024,687 and non-cash collateral of $4,587,945. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund's custodian, The Fund cannot pledge or resell the collateral.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2019.
^ Affiliated issuer due to 5% ownership.
! Affiliated issuer due to 5% ownership and related management.

DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MFS - Massachusetts Financial Services Co.
MSCI - Morgan Stanley Capital International
REIT - Real Estate Investment Trust
SPDR - Standard & Poor's Depositary Receipts
SSGA - State Street Global Advisors
USAA - United Services Automobile Association

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Growth and Income Fund (Unaudited)
January 31, 2019
	Shares	Fair Value
Bond Funds - 39.98%
High Yield Bonds - 1.21%
SPDR Blackstone / GSO Senior Loan ETF +	110,000	$5,039,100

Intermediate/Long-Term Bonds - 28.63%
Fidelity Total Bond ETF +^	664,963	32,736,461
First Trust TCW Opportunistic Fixed Income ETF +	380,000	18,908,800
iShares 20+ Year Treasury Bond ETF +	45,000	5,488,650
iShares 3-7 Year Treasury Bond ETF +	17,000	2,074,510
iShares 7-10 Year Treasury Bond ETF +	97,000	10,173,360
iShares TIPS Bond ETF	47,100	5,231,397
PIMCO Active Bond ETF	117,500	12,227,050
Schwab US TIPS ETF	335,778	18,152,159
SPDR Doubleline Total Return Tactical ETF +	296,922	14,213,656
		119,206,043
International Bond - 0.74%
Invesco Emerging Markets Sovereign Debt ETF	111,329	3,066,000

Short-Term Bonds - 9.40%
iShares 1-3 Year Treasury Bond ETF	93,000	7,796,190
Janus Henderson Short Duration Income ETF	60,000	2,959,200
PIMCO Enhanced Short Maturity Active ETF	239,157	24,250,520
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	135,000	4,133,700
		39,139,610

Total Bond Funds (cost $166,412,050)		166,450,753

Equity Funds - 59.94%
Alternative - 0.89%
JPMorgan Diversified Alternatives ETF *	150,000	3,703,500

Commodity Funds - 8.56%
Invesco DB Agriculture Fund +	500,000	8,460,000
Invesco DB Commodity Index Tracking Fund +	1,751,200	27,178,624
		35,638,624
Developed International - 10.43%
Davis Select International ETF +	35,000	594,125
Franklin FTSE Canada ETF +^	10,000	237,300
Goldman Sachs ActiveBeta International Equity ETF	300,000	8,181,000
iShares MSCI EAFE Value ETF	275,000	13,244,000
iShares MSCI Europe Financials ETF +	259,000	4,667,180
iShares MSCI Turkey ETF	45,000	1,300,500
SPDR Solactive Canada ETF ^	75,000	4,217,685
Vanguard FTSE Europe ETF	211,500	10,970,505
		43,412,295
Emerging Markets - 8.39%
Invesco FTSE RAFI Emerging Markets ETF +	822,800	18,011,092
iShares Core MSCI Emerging Markets ETF	175,200	9,054,336
iShares MSCI Mexico ETF +	30,896	1,390,320
iShares MSCI Russia ETF	87,000	3,066,750
Morgan Stanley China A Share Fund, Inc.	172,308	3,399,637
		34,922,135
Global - 6.37%
Davis Select Worldwide ETF	100,000	2,235,000
FlexShares Global Upstream Natural Resources Index Fund +	470,000	15,091,700
iShares Global Healthcare ETF +	155,000	9,222,500
		26,549,200
Large Cap Core - 7.00%
Invesco S&P 500 Equal Weight Consumer Staples ETF +	55,000	6,766,650
iShares Edge MSCI USA Momentum Factor ETF +	155,000	16,538,500
VanEck Vectors Pharmaceutical ETF +	100,000	5,858,000
		29,163,150

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Growth and Income Fund (Unaudited) (Continued)
January 31, 2019
	Shares	Fair Value
Large Cap Growth - 3.94%
iShares Edge MSCI USA Quality Factor ETF	197,613	$16,419,664

Large Cap Value - 7.69%
Financial Select Sector SPDR Fund	50,607	1,312,746
iShares Edge MSCI USA Value Factor ETF +	385,200	30,704,292
		32,017,038
Real Estate - 2.28%
FlexShares Global Quality Real Estate Index Fund	84,213	5,195,100
Schwab U.S. REIT ETF	100,000	4,286,000
		9,481,100
Small/Mid Cap Core - 0.88%
Schwab Fundamental U.S. Small Company Index ETF	100,000	3,652,000

Small/Mid Cap Value - 3.51%
Alerian MLP ETF +	957,500	9,421,800
Invesco Solar ETF +	224,093	5,219,126
		14,640,926

Total Equity Funds (cost $226,159,623)		249,599,632

Money Market Fund - 0.12%
Short-Term Cash - 0.12%
Federated Government Obligations Fund Institutional Class, 2.26% **	494,592	494,592
Total Money Market Fund (cost $494,592)		494,592

Collateral for Securities Loaned - 13.45%
Dreyfus Government Cash Management Institutional Class, 2.24% **	6,055,104	6,055,104
Milestone Treasury Obligations Fund Institutional Class, 2.23% ** !	49,956,600	49,956,600
Total Collateral for Securities Loaned (cost $56,011,704)		56,011,704

Total Investments (cost $449,077,969) - 113.49%		$472,556,681
Liabilities Less Other Assets - Net - (13.49)%		(56,183,352)
NET ASSETS - 100.00%		$416,373,329

+ All or a portion of this security is on loan. Total loaned securities had a value of $79,053,281 at January 31, 2019. The loaned securities were secured with cash collateral of $56,011,704 and non-cash collateral of $24,808,654. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund's custodian, The Fund cannot pledge or resell the collateral.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2019.
^ Affiliated issuer due to 5% ownership.
! Affiliated issuer due to 5% ownership and related management.

DB - Deutsche Bank
EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MLP - Master Limited Partnership
MSCI - Morgan Stanley Capital International
RAFI - Research Affiliates
REIT - Real Estate Investments Trust
SPDR - Standard & Poor's Depositary Receipts
TIPS - Treasury Inflation-Protected Securities

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Flexible Income Fund (Unaudited)
January 31, 2019
	Shares	Fair Value
Bond Funds - 86.01%
High Yield Bonds - 15.26%
BlackRock Corporate High Yield Fund, Inc.	78,416	$784,944
Invesco Senior Loan ETF +	413,550	9,280,062
iShares iBoxx High Yield Corporate Bond ETF +	58,080	4,943,189
PIMCO 0-5 Year High Yield Corporate Bond Index ETF +	56,295	5,559,694
SPDR Blackstone / GSO Senior Loan ETF +	137,316	6,290,446
SPDR Bloomberg Barclays Short Term High Yield Bond ETF +	216,775	5,861,596
		32,719,931
Intermediate/Long-Term Bonds - 47.01%
iShares 20+ Year Treasury Bond ETF +	46,100	5,622,817
iShares 3-7 Year Treasury Bond ETF	107,300	13,093,819
iShares 7-10 Year Treasury Bond ETF +	38,000	3,985,440
iShares Broad USD Investment Grade Corporate Bond ETF	66,900	3,626,649
iShares Core U.S. Aggregate Bond ETF	112,626	12,102,790
iShares Intermediate-Term Corporate Bond ETF	180,760	9,750,194
iShares TIPS Bond ETF	32,717	3,633,877
Nuveen Enhanced Yield US Aggregate Bond ETF	66,400	1,558,209
PIMCO Active Bond ETF +	59,909	6,234,131
SPDR Doubleline Total Return Tactical ETF +	377,519	18,071,835
Vanguard Intermediate-Term Corporate Bond ETF	117,483	10,004,852
Vanguard Mortgage-Backed Securities ETF	41,000	2,128,720
Vanguard Total Bond Market ETF	137,385	11,003,165
		100,816,498
International Bond - 5.26%
Invesco Emerging Markets Sovereign Debt ETF	205,271	5,653,163
iShares JP Morgan EM Local Currency Bond ETF +	27,400	1,245,056
iShares JP Morgan USD Emerging Markets Bond ETF	40,350	4,393,308
		11,291,527
Preferred Security - 1.46%
iShares Preferred & Income Securities ETF +	86,775	3,137,784

Short-Term Bonds - 17.02%
iShares 1-3 Year Treasury Bond ETF	50,039	4,194,769
Janus Henderson Short Duration Income ETF +	184,000	9,074,880
PIMCO Enhanced Short Maturity Active ETF	164,522	16,682,531
SPDR Bloomberg Barclays Investment Grade Floating Rate ETF	213,800	6,546,556
		36,498,736

Total Bond Funds (cost $188,744,078)		184,464,476

Equity Funds - 11.16%
Commodity Funds - 0.64%
United States Commodity Index Fund *	35,500	1,373,495

Developed International - 1.76%
iShares MSCI EAFE ETF	12,500	783,500
iShares MSCI EAFE Value ETF +	62,000	2,985,920
		3,769,420
Emerging Markets - 1.65%
iShares China Large-Cap ETF +	27,000	1,164,780
Vanguard FTSE Emerging Markets ETF	57,000	2,381,460
		3,546,240
Large Cap Core - 2.72%
iShares Core S&P 500 ETF	21,460	5,827,463

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Flexible Income Fund (Unaudited) (Continued)
January 31, 2019
	Shares	Fair Value
Large Cap Value - 3.10%
Fidelity MSCI Financials Index ETF	62,000	$2,340,500
Financial Select Sector SPDR Fund	42,700	1,107,638
Vanguard High Dividend Yield ETF	17,000	1,406,750
Vanguard Value ETF	17,105	1,791,920
		6,646,808
Small/Mid Cap Core - 0.56%
Royce Value Trust, Inc.	88,147	1,200,562

Small/Mid Cap Value - 0.73%
Alerian MLP ETF +	159,500	1,569,480

Total Equity Funds (cost $22,294,995)		23,933,468

	Principal ($)
U.S. Government and Agency Obligations - 2.50%
Fannie Mae Pool, 3.50%, due 12/1/2030	$160,804	162,656
Fannie Mae Pool, 3.50%, due 7/1/2032	352,352	359,461
Fannie Mae Pool, 4.00%, due 2/1/2040	196,074	202,503
Fannie Mae Pool, 4.00%, due 10/1/2040	154,656	159,728
Fannie Mae Pool, 4.00%, due 6/1/2041	324,540	335,187
Fannie Mae Pool, 4.00%, due 9/1/2041	329,339	340,144
Fannie Mae Pool, 4.00%, due 12/1/2041	212,739	219,719
Fannie Mae Pool, 5.00%, due 11/1/2039	181,766	194,705
Fannie Mae Pool, 5.00%, due 2/1/2040	246,953	263,351
Fannie Mae Pool, 5.50%, due 12/1/2039	109,537	117,640
Fannie Mae Pool, 5.50%, due 4/1/2040	124,278	133,010
Fannie Mae Pool, 6.00%, due 12/1/2035	168,238	184,499
Fannie Mae Pool, 6.00%, due 12/1/2038	55,143	59,740
Federal Home Loan Mortgage Corp., 2.00%, due 3/12/2020	1,000,000	993,894
Federal National Mortgage Association, 2.00%, due 8/28/2020	1,000,000	992,109
Freddie Mac Gold Pool, 4.50%, due 2/1/2041	192,051	202,073
Freddie Mac Gold Pool, 5.50%, due 6/1/2034	143,044	155,322
Freddie Mac Gold Pool, 6.00%, due 5/1/2037	49,940	54,791
Freddie Mac Gold Pool, 6.50%, due 4/1/2039	70,829	79,356
Government National Mortgage Association, 3.50%, due 7/16/2039	61,776	61,868
Government National Mortgage Association, 4.00%, due 2/20/2039	80,217	81,264
Total U.S. Government and Agency Obligations (cost $5,350,226)		5,353,020

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Flexible Income Fund (Unaudited) (Continued)
January 31, 2019
	Shares	Fair Value
Money Market Fund - 0.34%
Short-Term Cash - 0.34%
Federated Government Obligations Fund Institutional Class, 2.26% **	735,798	$735,798
Total Money Market Fund (cost $735,798)		735,798

Collateral for Securities Loaned - 19.85%
Dreyfus Government Cash Management Institutional Class, 2.24% **	4,604,936	4,604,936
Milestone Treasury Obligations Fund Institutional Class, 2.23% ** !	37,963,400	37,963,400
Total Collateral for Securities Loaned (cost $42,568,336)		42,568,336

Total Investments (cost $259,693,433) - 119.86%		$257,055,098
Liabilities Less Other Assets - Net - (19.86)%		(42,601,041)
NET ASSETS - 100.00%		$214,454,057

+ All or a portion of this security is on loan. Total loaned securities had a value of $42,774,912 at January 31, 2019. The loaned securities were secured with cash collateral of $42,568,336 and non-cash collateral of $1,184,564. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund's custodian, The Fund cannot pledge or resell the collateral.
* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2019.
! Affiliated issuer due to 5% ownership and related management.

EAFE - Europe, Australasia, Far East
EM - Emerging Markets
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MLP - Master Limited Partnership
MSCI - Morgan Stanley Capital International
SPDR - Standard & Poors' Depositary Receipts
TIPS - Treasury Inflation-Protected Security

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS International Equity Fund (Unaudited)
January 31, 2019
	Shares	Fair Value
Equity Funds - 99.38%
Developed International - 45.16%
Global X MSCI Norway ETF	169,500	$2,101,800
Invesco FTSE RAFI Developed Markets ex-US ETF	26,500	1,066,625
iShares MSCI Australia ETF +	34,700	714,473
iShares MSCI Canada ETF	101,100	2,734,755
iShares MSCI EAFE Value ETF	52,400	2,523,584
iShares MSCI Hong Kong ETF +	111,200	2,749,976
iShares MSCI Ireland ETF	27,300	1,090,362
iShares MSCI Spain ETF +	84,900	2,433,234
iShares MSCI Switzerland ETF +	73,500	2,449,020
iShares MSCI United Kingdom ETF	78,000	2,456,220
Schwab International Small-Cap Equity ETF +	135,200	4,272,320
		24,592,369
Emerging Markets - 54.22%
Invesco DWA Emerging Markets Markets Momentum ETF	50,500	844,865
iShares Edge MSCI Min Vol Emerging Markets ETF	104,000	6,175,520
iShares MSCI Chile ETF +	59,000	2,756,480
iShares MSCI Emerging Markets Small-Cap ETF	95,800	4,272,680
iShares MSCI Taiwan ETF	76,200	2,536,698
iShares MSCI Thailand ETF +	19,800	1,799,820
Schwab Fundamental Emerging Markets Large Company Index ETF	146,000	4,178,520
VanEck Vectors Russia ETF	101,300	2,150,599
WisdomTree Emerging Markets Quality Dividend Growth Fund +^	198,000	4,805,460
		29,520,642

Total Equity Funds (cost $54,298,294)		54,113,011

Money Market Fund - 0.66%
Short-Term Cash - 0.66%
Federated Prime Cash Obligations Fund Institutional Class, 2.26% *	359,960	359,960
Total Money Market Fund (cost $359,960)		359,960

Collateral for Securities Loaned - 26.37%
Dreyfus Government Cash Management Institutional Class, 2.24% *	1,550,627	1,550,627
Milestone Treasury Obligations Fund Institutional Class, 2.23% * !	12,805,300	12,805,300
Total Collateral for Securities Loaned (cost $14,355,927)		14,355,927

Total Investments (cost $69,014,181) - 126.41%		$68,828,898
Liabilities Less Other Assets - Net - (26.41)%		(14,378,233)
NET ASSETS - 100.00%		$54,450,665

+ All or a portion of this security is on loan. Total loaned securities had a value of $14,247,736 at January 31, 2019. The loaned securities were secured with cash collateral of $14,355,927 and non-cash collateral of $240,428. The non-cash collateral consists of short-term investments and long-term bonds and is held for benefit of the Fund at the Fund's custodian, The Fund cannot pledge or resell the collateral.
* Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2019.
^ Affiliated issuer due to 5% ownership.
! Affiliated issuer due to 5% ownership and related management.

EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
RAFI - Research Affiliates

AdvisorOne Funds Quarterly Report

Schedule of Investments - CLS Shelter Fund (Unaudited)
January 31, 2019
	Shares	Fair Value
Equity Funds - 98.60%
Developed International - 15.32%
iShares MSCI EAFE Value ETF	220,000	$10,595,200
JPMorgan Diversified Return International Equity ETF	388,900	21,257,274
		31,852,474
Emerging Markets - 11.41%
Invesco FTSE RAFI Emerging Markets ETF	1,083,600	23,720,004

Large Cap Value - 10.02%
iShares Edge MSCI USA Value Factor ETF	261,300	20,828,223

Low Volatility Equities - 51.31%
Invesco S&P 500 Low Volatility ETF	1,078,170	53,541,922
iShares Edge MSCI Min Vol Global ETF +	254,000	21,701,760
iShares Edge MSCI Min Vol USA ETF +	568,000	31,444,480
		106,688,162
Small / Mid-Cap Core - 10.54%
John Hancock Multi-Factor Mid Cap ETF	327,200	10,980,832
Schwab Fundamental U.S. Small Company Index ETF	299,200	10,926,784
		21,907,616

Total Equity Funds (cost $202,075,479)		204,996,479

Money Market Fund - 1.82%
Short-Term Cash - 1.82%
Federated Prime Cash Obligations Fund Institutional Class, 2.26% *	3,775,440	3,775,440
Total Money Market Fund (cost $3,775,440)		3,775,440

Collateral for Securities Loaned - 4.42%
Dreyfus Government Cash Management Institutional Class, 2.24% *	950,350	950,350
Milestone Treasury Obligations Fund Institutional Class, 2.23% * !	8,238,300	8,238,300
Total Collateral for Securities Loaned (cost $9,188,650)		9,188,650

Total Investments (cost $215,039,569) - 104.84%		$217,960,569
Liabilities Less Other Assets - Net - (4.84)%		(10,054,824)
NET ASSETS - 100.00%		$207,905,745

+ All or a portion of this security is on loan. Total loaned securities had a value of $8,986,913 at January 31, 2019. The loaned securities were secured with cash collateral of $9,188,650.
* Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2019.
! Affiliated issuer due to 5% ownership and related management.

EAFE - Europe, Australasia, Far East
ETF - Exchange Traded Fund
FTSE - Financial Times Stock Exchange
MSCI - Morgan Stanley Capital International
RAFI - Research Affiliates

AdvisorOne Funds Quarterly Report

Schedule of Investments (Unaudited)
January 31, 2019

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the "fair value" procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds' calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).

If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds' holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds

The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

AdvisorOne Funds Quarterly Report

Schedule of Investments (Unaudited)(Continued)
January 31, 2019

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of January 31, 2019 in valuing the Funds' investments measured at fair value:

CLS Global Aggressive Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$149,702,617	$-	$-	$149,702,617
Money Market Fund	202,131	-	-	202,131
Collateral for Securities Loaned	25,421,899	-	-	25,421,899
Total	$175,326,647	$-	$-	$175,326,647

CLS Global Diversified Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$392,882,886	$-	$-	$392,882,886
Money Market Fund	61,865	-	-	61,865
Collateral for Securities Loaned	33,024,687	-	-	33,024,687
Total	$425,969,438	$-	$-	$425,969,438

CLS Growth and Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$166,450,753	$-	$-	$166,450,753
Equity Funds	249,599,632	-	-	249,599,632
Money Market Fund	494,592	-	-	494,592
Collateral for Securities Loaned	56,011,704		-	56,011,704
Total	$472,556,681	$-	$-	$472,556,681

CLS Flexible Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Bond Funds	$184,464,476	$-	$-	$184,464,476
Equity Funds	23,933,468	-	-	23,933,468
U.S. Government & Agency Obligations	-	5,353,020	-	5,353,020
Money Market Fund	735,798	-	-	735,798
Collateral for Securities Loaned	42,568,336	-	-	42,568,336
Total	$251,702,078	$5,353,020	$-	$257,055,098

CLS International Equity Fund

Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$54,113,011	$-	$-	$54,113,011
Money Market Fund	359,960	-	-	359,960
Collateral for Securities Loaned	14,355,927	-	-	14,355,927
Total	$68,828,898	$-	$-	$68,828,898

CLS Shelter Fund

Assets *	Level 1	Level 2	Level 3	Total
Equity Funds	$204,996,479	$-	$-	$204,996,479
Money Market Fund	3,775,440	-	-	3,775,440
Collateral for Securities Loaned	9,188,650	-	-	9,188,650
Total	$217,960,569	$-	$-	$217,960,569

The Funds did not hold any Level 3 securities during the period.

*Refer to the Portfolios of Investments for security classifications.

AdvisorOne Funds Quarterly Report

Schedule of Investments (Unaudited)(Continued)
January 31, 2019

Exchange Traded Funds

The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Securities Lending

CLS Global Aggressive Equity Fund, CLS Global Diversified Equity Fund, CLS Growth and Income Fund, CLS Flexible Income Fund, CLS International Equity Fund, and CLS Shelter Fund have entered into a securities lending arrangement with The Bank of New York Mellon (the “Lending Agent”). Under the terms of the agreement, the Funds are authorized to loan securities through the Lending Agent to approved third-party borrowers. In exchange, the Fund receives cash collateral in the amount of at least 102% of the value of the securities loaned. The value of securities loaned is disclosed in a footnote on the Schedule of Investments. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

The Lending Agent may invest the cash collateral received in connection with securities lending transactions in the Milestone Treasury Obligations Fund. The Milestone Treasury Obligations Fund is deemed an affiliate of the Trust and is managed by CLS Investments, LLC. The Milestone Treasury Obligations Fund is registered under the 1940 Act as an open end investment company, is subject to Rule 2a-7 under the 1940 Act, which CLS may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Milestone Treasury Obligations Fund.

Securities Lending income is a portion of total investment income and may not continue in the future due to market conditions.

AdvisorOne Funds Quarterly Report

Schedule of Investments (Unaudited)(Continued)
January 31, 2019

The following table provides information about the Funds' investment in the Milestone Treasury Obligations Fund for the period ended January 31, 2019:

CLS Global Aggressive Equity Fund
CUSIP	Description	Value-Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value-End of Period	Shares held at End of Period
00764F383	Milestone Treasury Obligations Fund *	$36,000,000	$-	$13,352,600	$-	$-	$-	22,647,400	22,647,400

CLS Global Diversified Equity Fund
CUSIP	Description	Value-Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value-End of Period	Shares held at End of Period
00764F383	Milestone Treasury Obligations Fund *	$43,800,000	$-	$14,330,100	$-	$-	$-	29,469,900	29,469,900

CLS Growth and Income Fund
CUSIP	Description	Value-Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value-End of Period	Shares held at End of Period
00764F383	Milestone Treasury Obligations Fund *	$31,900,000	$18,056,600	$-	$-	$-	$-	49,956,600	49,956,600

CLS Flexible Income Fund
CUSIP	Description	Value-Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value-End of Period	Shares held at End of Period
00764F383	Milestone Treasury Obligations Fund *	$23,500,000	$14,463,400	$-	$-	$-	$-	37,963,400	37,963,400

CLS International Equity Fund
CUSIP	Description	Value-Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value-End of Period	Shares held at End of Period
00764F383	Milestone Treasury Obligations Fund *	$8,600,000	$4,205,300	$-	$-	$-	$-	12,805,300	12,805,300

CLS Shelter Fund
CUSIP	Description	Value-Beginning of Period	Purchases	Sales Proceeds	Dividends Credited to Income	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value-End of Period	Shares held at End of Period
00764F383	Milestone Treasury Obligations Fund *	$-	$8,238,300	$-	$-	$-	$-	8,238,300	8,238,300

*Related management

The identified cost of investments in securities owned by the Funds for federal income tax purposes and their respective gross unrealized appreciation and depreciation at January 31, 2019, were as follows:

	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
CLS Global Aggressive Equity Fund	$ 155,610,381	$ 20,165,299	$ (449,033)	$ 19,716,266
CLS Global Diversified Equity Fund	373,790,396	53,341,128	(1,162,086)	52,179,042
CLS Growth and Income Fund	450,876,414	25,710,698	(4,030,431)	21,680,267
CLS Flexible Income Fund	259,032,331	3,850,929	(5,828,162)	(1,977,233)
CLS International Equity Fund	69,014,534	1,030,028	(1,215,664)	(185,636)
CLS Shelter Fund	224,879,637	2,949,600	(9,868,668)	(6,919,068)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/Ryan Beach

Ryan Beach, Principal Executive Officer/President

Date 4/1/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Ryan Beach

Ryan Beach, Principal Executive Officer /President

Date 4/1/19

By (Signature and Title)

/s/Daniel Applegarth

Daniel Applegarth, Principal Financial Officer/Treasurer

Date 4/1/19